Cash Flow Information (Tables)	12 Months Ended
Mar. 03, 2012
Cash Flow Information [Abstract]
Cash flows resulting from net changes in working capital

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Accounts receivable	$898	$(1,352)	$(481)
Other receivables	(168)	(117)	(45)
Inventories	(409)	42	48
Income taxes receivable	(135)	—	—
Other current assets	(143)	54	(40)
Accounts payable	(90)	216	167
Accrued liabilities	(135)	539	442
Income taxes payable	(179)	82	(266)
Deferred revenue	151	40	14

	$(210)	$(496)	$(161)

Interest and income taxes

	For the year ended
	March 3, 2012	February 26, 2011	February 27, 2010

Interest paid during the year	$—	$—	$—
Income taxes paid during the year	$684	$1,053	$1,082